Related party transactions - Summary of Other Transactions, Arrangements or Agreements Involving Joint Ventures and Associates (Detail) - Joint ventures and associates [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of transactions between related parties [line items]
Commitments and other contingencies	$ 1,226	$ 1,089
Other fees received for services rendered	73	55
Other fees paid for services received	$ 119	$ 108